Note 11 - Credit Quality of Rents Receivable (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Provision for Doubtful Accounts	$ 45,000	$ 30,000	$ 36,000	$ 24,000	$ 21,000